(Loss)/Profit Before Tax (Tables)	12 Months Ended
Jun. 30, 2025
(Loss)/Profit Before Tax [Abstract]
Schedule of (Loss)/Profit Before Tax
	For the year ended
	June 30, 2025	June 30, 2024	June 30, 2023
	RM	RM	RM

(Loss)/profit before tax is arrived at after charging:

Depreciation of:
- property, plant and equipment	28,308,000	28,310,019	15,859,909
- right-of-use assets	124,572	124,572	126,945
Amortization of intangible assets	18,931,458	27,871,638	22,423,148
Staff Cost - Group directors' remuneration	1,791,478	1,392,506	1,366,439
Staff Cost - Subsidiary director's remuneration	107,207	153,911	60,000
Staff Cost - Other staff cost	1,268,728	3,008,153	2,746,327
Directors’ remuneration	1,898,685	153,911	60,000
Intangible assets written-off	290,004	-	-
Loss on disposal of subsidiaries	-	305,818	-
Interest expense of lease liabilities	4,055	10,307	4,235
Impairment loss on deposits	4,000,000	-	-
Impairment loss on goodwill	7,734,427	-	-
Impairment loss on other intangible assets	8,044,989	-	-
Impairment loss on property, plant and equipment	6,962,010	-	-
Property, plant and equipment written off	15,864	-	479
Low value lease	4,190	6,360	6,095
Short term lease	951,060	81,756	96,000
Waiver of debts granted	46,035	-	-

And crediting:

Gain on disposal of subsidiaries	-	-	(6,178)
Interest income	(957,249)	(1,607,963)	(776,511)
Reversal of impairment on trade receivables	(94,000)	-	-
Waiver of debt received	(50,598)	-	-